CUSTOMER DEPOSITS - Concentration of Deposits Received (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 211,841,597	$ 175,491,421
Concentrations of Deposits Percentage	100.00%	100.00%
Individuals
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 44,766,208	$ 30,714,387
Concentrations of Deposits Percentage	21.00%	18.00%
Commerce
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 29,901,422	$ 24,234,289
Concentrations of Deposits Percentage	14.00%	14.00%
Government and Colombian Government Entities
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 18,260,125	$ 16,670,646
Concentrations of Deposits Percentage	9.00%	9.00%
Manufacturing
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 4,072,883	$ 3,192,627
Concentrations of Deposits Percentage	2.00%	2.00%
Real Estates
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 3,422,308	$ 3,703,896
Concentrations of Deposits Percentage	2.00%	2.00%
Agriculture and livestock
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 2,494,422	$ 1,256,291
Concentrations of Deposits Percentage	1.00%	1.00%
Colombian Municipalities
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 532,739	$ 29,302
Concentrations of Deposits Percentage	0.00%	0.00%
Foreign Governments
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 1,087,077	$ 681,466
Concentrations of Deposits Percentage	1.00%	0.00%
Other
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 67,600,640	$ 46,267,256
Concentrations of Deposits Percentage	31.00%	26.00%
Financial
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 39,703,773	$ 48,741,261
Concentrations of Deposits Percentage	19.00%	28.00%